Revenue Disaggregation (Tables)	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Revenue by Geographic Location

The following table breaks down revenue for the six months ended June 30, 2023, and 2022, respectively by geographic location of the Company’s revenue. The geographical location is based on the locations at which the marine fuel is delivered to the customers.

	2023	2022
	(Unaudited)	(Unaudited)
China	$100,988,136	$114,427,297
Hong Kong	63,594,042	102,130,078
Malaysia	21,358,117	12,684,443
Singapore	2,989,753	3,356,084
South Korea	2,848,406	-
Other	177,357	3,098,803
Total:	$191,955,811	$235,696,705